DREYFUS BNY MELLON FUNDS, INC.
200 Park Avenue
New York, New York 10166

February 27, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention: Karen L. Rossotto, Esq.

Re:	Dreyfus BNY Mellon Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-22912; 333-192305)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)
the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A was filed electronically on February 26, 2015.

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Jennifer Huancayo
Jennifer Huancayo
Paralegal